SOLAR POWER SYSTEMS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
SOLAR POWER SYSTEMS
Accumulated depreciation	$ (13,655)	$ (14,261)
Solar power systems, net	112,062	1,200,441
Transferred solar power systems to project assets	1,362,037	114,131
Reclassified solar power systems to assets held-for-sale	405,900
Solar power systems sold from assets held for sale	115,300
Solar power systems
SOLAR POWER SYSTEMS
Depreciation expense	16,492	11,340	$ 1,173
Solar power systems in operation
SOLAR POWER SYSTEMS
Solar power systems, gross	120,935	508,584
Solar power systems under construction
SOLAR POWER SYSTEMS
Solar power systems, gross	$ 4,782	$ 706,118